Capital Lease Obligations	12 Months Ended
Dec. 31, 2012
Capital Lease Obligations

10. Capital Lease Obligations

We have vehicles financed under capital leases. The cost of the capitalized leased assets included in property and equipment was $2.0 million and $0.6 million at December 31, 2012 and 2011, respectively. Accumulated amortization of capitalized leased assets was $1.4 million and $0.1 million at December 31, 2012 and 2011, respectively. Amortization expense for capitalized leased assets was $0.5 million and $0.1 million for the years ended December 31, 2012 and 2011, respectively.

Our future minimum lease payments and capital lease obligations at December 31, 2012 are as follows:

(in thousands)	At December 31, 2012
Year ending December 31,
2013	$213
2014	201
2015	161
2016	55

Total future minimum lease payments	630
Less – amounts representing interest	(43)

Total capital lease obligations	587
Less – current portion of capital lease obligations	(213)

Capital lease obligations, net of current portion	$374